Long-term bank loans (Tables)	6 Months Ended
Jun. 30, 2013
Debt Disclosure [Abstract]
Schedule of Long-Term Bank Loans

Long-term bank loans as of December 31, 2012 and June 30, 2013 consisted of the following:

	December 31, 2012	June 30, 2013
	US$	US$
	(Audited)	(Unaudited)

Loan from ICBC
Due November 2, 2013 at 6.15% per annum	7,954,817	8,092,317
Due October 18, 2013 at 6.15% per annum	33,092,037	25,733,569
Due November 1, 2013 at 7.38% per annum	15,591,440	10,681,859
Due November 1, 2013 at 7.68% per annum	7,954,817	8,092,317
Due September 21, 2013 at 7.68% per annum	4,772,890	4,855,390
Due August 21, 2013 at 7.68% per annum	7,954,817	8,092,317
	77,320,818	65,547,769

Loan from Agricultural Bank of China (Singapore)
Due July 12, 2014, at 2.40% plus LIBOR*	15,000,000	15,000,000
Due September 10, 2014, at 2.00% plus LIBOR*	10,000,000	10,000,000
	25,000,000	25,000,000

Loan from ICBC (Thai) Public Company Limited
Due November 29, 2014, at 2.10% plus LIBOR**	10,000,000	10,000,000
	10,000,000	10,000,000

Loan from Agricultural Bank of China
Due April 23, 2013, at 5.84% per annum	13,364,092	-
Due May 5, 2013, at 6.15% per annum	12,886,803	-
Due May 19, 2013, at 5.84% per annum	12,091,321	-
Due June 30, 2014, at 6.77% per annum	-	16,184,635
	38,342,216	16,184,635

Loan from China Guangfa Bank
Due May 31, 2014, at 6.72% per annum	-	16,184,635
Due December 31, 2014, at 6.72% per annum	-	24,276,951
Due May 31, 2015, at 6.72% per annum	-	24,276,951
	-	64,738,537

Loan from Bank of China
Due May 26, 2013, at 7.07% per annum	9,354,864	-
	9,354,864	-

Total	160,017,898	181,470,941

Less: current portion of long term bank loans	(125,017,898)	(97,917,038)

Total long-term bank loans	35,000,000	83,553,903

*Pursuant to the loan contract with Agricultural Bank of China (Singapore), these two long-term loans from Agricultural Bank of China (Singapore), amounting to US$15.0 million and US$10.0 million, respectively, are denominated in US$ and are secured by the deposits of US$17,803,098 and US$10,167,398. Such deposits are classified as restricted cash on the consolidated balance sheet as of June 30, 2013.

**Pursuant to the loan contract with ICBC (Thai) Public Company Limited, this long-term loan amounting to US$10.0 million, is denominated in US$ and is secured by the deposit of US$11,361,613. This deposit is classified as restricted deposit on the consolidated balance sheet as of June 30, 2013.